Organization and principal activities - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2019 CNY (¥) agreement	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
TOTAL ASSETS	$ 224,165		¥ 2,368,026		¥ 1,560,599
LIABILITIES
TOTAL LIABILITIES	172,639		1,310,750		1,201,879
Total net revenues	184,612	¥ 1,285,236	1,603,631	¥ 763,014
Net income (loss)	(130,126)	(905,895)	2,171	(84,860)
Net cash (used in)/provided by operating activities	25,147	175,079	231,908	164,852
Net cash (used in)/provided by investing activities	(77,380)	(538,702)	280,595	(1,407,861)
Net cash provided by/(used in) financing activities	$ 32,230	¥ 224,372	(200,085)	1,565,921
Contractual arrangement that could require the relevant PRC subsidiaries | agreement	0	0
Consolidated VIEs
Variable Interest Entity [Line Items]
TOTAL ASSETS			1,305,500		931,287
LIABILITIES
TOTAL LIABILITIES			1,240,292		¥ 1,135,535
Total net revenues		¥ 1,272,943	1,601,037	762,609
Net income (loss)		(520,791)	322,605	58,745
Net cash (used in)/provided by operating activities		404,851	470,404	199,223
Net cash (used in)/provided by investing activities		(165,957)	859,941	(1,405,045)
Net cash provided by/(used in) financing activities		86,906	¥ (961,263)	¥ 1,330,679
Assets of the VIEs and VIEs' subsidiaries that are collateral		¥ 0